Antonio Alberti
Managing Director
Securities Operations

NYSE Group

07072749

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
T 212.656.5034 | F 212.656.5893
aalberti@nyse.com

CENTNYS

1- 33626

RECD S.E.C.
JUL 2 7 2007
1086

July 27, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, GENPACT LIMITED, Common Shares, par value $0.01 per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on July 27, 2007. Tentative listing date – August 2, 2007.

Sincerely,

PROCESSED
AUG 0 1 2007
THOMSON
FINANCIAL

END